Quarterly Report
March 31, 2019
MFS®  Utilities Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 91.4%
Cable TV – 5.8%
Altice USA, Inc.	1,190,523	$25,572,434
Charter Communications, Inc., “A” (a)	30,373	10,536,697
Comcast Corp., “A”	723,423	28,922,452
NOS, SGPS, S.A.	1,882,703	12,037,959
		$77,069,542
Energy - Independent – 2.1%
AltaGas Ltd.	802,679	$10,565,438
Enable Midstream Partners LP	270,955	3,880,076
Western Midstream Partners LP	447,973	14,048,434
		$28,493,948
Natural Gas - Distribution – 5.1%
China Resources Gas Group Ltd.	4,086,000	$19,258,976
Italgas S.p.A.	104,408	644,627
NiSource, Inc.	489,587	14,031,563
Sempra Energy	263,981	33,224,649
		$67,159,815
Natural Gas - Pipeline – 13.7%
APA Group	811,425	$5,749,998
Cheniere Energy, Inc. (a)	333,050	22,767,298
Enbridge, Inc.	693,770	25,127,001
Energy Transfer LP	530,346	8,151,418
Enterprise Products Partners LP	1,068,794	31,101,905
EQM Midstream Partners LP	385,960	17,819,773
Equitrans Midstream Corp.	367,017	7,993,630
Plains All American Pipeline LP	114,213	2,799,361
Plains GP Holdings LP	323,292	8,056,437
TransCanada Corp.	705,049	31,666,136
Williams Cos., Inc.	739,711	21,244,500
		$182,477,457
Telecommunications - Wireless – 7.6%
Advanced Info Service Public Co. Ltd.	1,199,200	$6,952,980
American Tower Corp., REIT	129,361	25,491,879
Cellnex Telecom S.A.U.	615,655	18,066,388
KDDI Corp.	383,100	8,244,099
Millicom International Cellular S.A.	21,953	1,345,060
Millicom International Cellular S.A., SDR	253,002	15,361,409
Mobile TeleSystems PJSC, ADR	875,059	6,615,446
Tele2 AB, “B”	1,434,059	19,103,203
		$101,180,464
Telephone Services – 4.7%
Hellenic Telecommunications Organization S.A.	897,805	$12,024,929
Orange S.A.	816,815	13,285,806
PT XL Axiata Tbk (a)	29,516,100	5,596,452
Royal KPN N.V.	3,144,211	9,967,357
Telesites S.A.B. de C.V. (a)	4,762,000	3,086,305
TELUS Corp.	488,194	18,068,676
		$62,029,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 52.1%
AES Corp.	916,477	$16,569,904
Algonquin Power & Utilities Corp.	59,036	663,981
American Electric Power Co., Inc.	450,183	37,702,826
Avangrid, Inc.	51,495	2,592,773
CenterPoint Energy, Inc.	971,978	29,839,725
Clearway Energy, Inc.	314,175	4,568,105
Dominion Energy, Inc.	217,245	16,654,002
Duke Energy Corp.	182,474	16,422,660
Edison International	229,487	14,209,835
EDP Renovaveis S.A.	6,825,258	65,077,999
Emera, Inc.	398,829	14,913,372
Enel S.p.A.	5,386,181	34,463,283
Energias de Portugal S.A.	842,447	3,312,278
Enersis Americas S.A., ADR	379,384	3,387,899
Entergy Corp.	372,454	35,617,776
Equatorial Energia S.A.	138,000	2,819,671
Evergy, Inc.	400,060	23,223,483
Eversource Energy	56,512	4,009,526
Exelon Corp.	1,362,007	68,277,411
FirstEnergy Corp.	977,763	40,684,718
Iberdrola S.A.	3,596,918	31,576,688
NextEra Energy Partners LP	335,998	15,670,947
NextEra Energy, Inc.	266,600	51,539,112
NRG Energy, Inc.	691,539	29,376,577
NTPC Ltd.	3,395,721	6,602,723
Orsted A/S	8,900	674,514
PPL Corp.	419,439	13,312,994
Public Service Enterprise Group, Inc.	679,243	40,353,827
RWE AG	617,194	16,546,867
SSE PLC	1,490,786	23,047,667
Vistra Energy Corp.	1,129,850	29,409,996
		$693,123,139
Utilities - Water – 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	368,300	$3,950,758
Total Common Stocks		$1,215,484,648
Convertible Preferred Stocks – 5.1%
Natural Gas - Distribution – 1.5%
Sempra Energy, 6%	69,237	$7,318,351
Sempra Energy, 6.75%	69,413	7,368,884
South Jersey Industries, Inc., 7.25%	122,268	6,306,583
		$20,993,818
Utilities - Electric Power – 3.6%
American Electric Power Co., Inc., 6.125%	22,650	$1,165,342
CenterPoint Energy, Inc., 7%	67,334	3,557,929
Dominion Energy, Inc., 6.75%	283,546	14,154,616
NextEra Energy, Inc., 6.123%	308,250	19,068,345
Vistra Energy Corp., 7%	98,903	9,747,880
		$47,694,112
Total Convertible Preferred Stocks		$68,687,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 2.48% (v)	34,473,681	$34,473,681

Other Assets, Less Liabilities – 0.9%		11,436,223
Net Assets – 100.0%		$1,330,082,482
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,473,681 and $1,284,172,578, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,997,598	USD	2,233,707	Merrill Lynch International	4/12/2019	$10,061
USD	833,315	CAD	1,107,102	Barclays Bank PLC	4/12/2019	4,626
USD	30,312,330	CAD	40,277,899	Citibank N.A.	4/12/2019	163,438
USD	503,615	CAD	667,344	Goldman Sachs International	4/12/2019	4,093
USD	3,716,282	CAD	4,891,518	JPMorgan Chase Bank N.A.	4/12/2019	54,873
USD	195,849	CAD	259,119	Merrill Lynch International	4/12/2019	1,892
USD	25,774,142	CAD	34,267,237	Morgan Stanley Capital Services, Inc.	4/12/2019	124,361
USD	118	EUR	103	Barclays Bank PLC	4/12/2019	3
USD	6,366,286	EUR	5,667,000	BNP Paribas S.A.	4/12/2019	3,922
USD	946,612	EUR	840,609	Citibank N.A.	4/12/2019	2,856
USD	6,812,936	EUR	5,893,757	Deutsche Bank AG	4/12/2019	195,990
USD	70,090,600	EUR	60,631,036	JPMorgan Chase Bank N.A.	4/12/2019	2,019,884
USD	66,947,967	EUR	58,647,884	JPMorgan Chase Bank N.A.	6/17/2019	737,422
USD	6,241,889	EUR	5,527,879	Merrill Lynch International	4/12/2019	35,715
USD	424,264	GBP	323,086	BNP Paribas S.A.	4/12/2019	3,246
USD	261,625	GBP	199,000	Merrill Lynch International	4/12/2019	2,306
USD	8,923,254	SEK	82,825,756	BNP Paribas S.A.	4/12/2019	8,049
USD	6,110,838	SEK	56,595,231	Citibank N.A.	4/12/2019	19,036
USD	2,249,977	SEK	20,781,522	JPMorgan Chase Bank N.A.	4/12/2019	13,094
USD	605,466	SEK	5,580,276	Morgan Stanley Capital Services, Inc.	4/12/2019	4,816
						$3,409,683
Liability Derivatives
CAD	1,104,517	USD	831,457	Citibank N.A.	4/12/2019	$(4,702)
EUR	123,495	USD	140,474	BNP Paribas S.A.	4/12/2019	(1,826)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	2,869,404	USD	3,274,887	Citibank N.A.	4/12/2019	$(53,396)
EUR	10,081,686	USD	11,664,178	Goldman Sachs International	4/12/2019	(345,427)
EUR	1,084,888	USD	1,251,661	JPMorgan Chase Bank N.A.	4/12/2019	(33,652)
EUR	4,576,429	USD	5,165,943	Merrill Lynch International	4/12/2019	(27,969)
GBP	466,261	USD	617,293	BNP Paribas S.A.	4/12/2019	(9,700)
USD	2,856,483	CAD	3,829,000	BNP Paribas S.A.	4/12/2019	(9,608)
USD	468,556	CAD	627,871	Citibank N.A.	4/12/2019	(1,420)
USD	138,465	CAD	185,845	Merrill Lynch International	4/12/2019	(644)
USD	140,351	CAD	187,951	Morgan Stanley Capital Services, Inc.	4/12/2019	(334)
USD	13,698,721	GBP	10,681,098	JPMorgan Chase Bank N.A.	4/12/2019	(219,979)
USD	258,930	GBP	200,000	Merrill Lynch International	4/12/2019	(1,693)
USD	653,832	SEK	6,120,000	Citibank N.A.	4/12/2019	(4,913)
USD	2,925,206	SEK	27,275,748	Merrill Lynch International	4/12/2019	(10,703)
						$(725,966)
At March 31, 2019, the fund had cash collateral of $350,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$834,366,631	$—	$—	$834,366,631
Canada	101,004,605	—	—	101,004,605
Portugal	80,428,236	—	—	80,428,236
Spain	49,643,076	—	—	49,643,076
Sweden	35,809,672	—	—	35,809,672
Italy	35,107,910	—	—	35,107,910
United Kingdom	23,047,667	—	—	23,047,667
China	19,258,976	—	—	19,258,976
Germany	16,546,867	—	—	16,546,867
Other Countries	82,005,958	6,952,980	—	88,958,938
Mutual Funds	34,473,681	—	—	34,473,681
Total	$1,311,693,279	$6,952,980	$—	$1,318,646,259
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$3,409,683	$—	$3,409,683
Forward Foreign Currency Exchange Contracts - Liabilities	—	(725,966)	—	(725,966)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,151,637	55,719,414	(57,397,370)	34,473,681
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$113	$3,068	$—	$204,795	$34,473,681

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	66.2%
Canada	7.6%
Portugal	6.0%
Spain	3.7%
Sweden	2.7%
Italy	2.6%
United Kingdom	1.7%
China	1.4%
Germany	1.2%
Other Countries	6.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.